Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Borrowings
Short-term and long-term borrowings

	Millions of yen
	March 31
	2017	2018
Short-term borrowings(1):
Commercial paper	¥2,562	¥179,291
Bank borrowings	130,676	108,801
Other	409,811	455,405

Total	¥543,049	¥743,497

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥2,868,591	¥2,929,128
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,099,278	917,154
Non-Japanese yen denominated	782,315	1,127,503
Floating-rate obligations:
Japanese yen denominated	825,038	725,235
Non-Japanese yen denominated	164,397	174,205
Index / Equity-linked obligations:
Japanese yen denominated	822,746	850,291
Non-Japanese yen denominated	592,831	631,674

	4,286,605	4,426,062

Subtotal	7,155,196	7,355,190

Trading balances of secured borrowings	40,212	27,317

Total	¥7,195,408	¥7,382,507

(1)	Includes secured borrowings of ¥158,156 million as of March 31, 2017 and ¥96,840 million as of March 31, 2018.
(2)	Includes secured borrowings of ¥120,322 million as of March 31, 2017 and ¥111,147 million as of March 31, 2018.
(3)	Includes secured borrowings of ¥851,239 million as of March 31, 2017 and ¥888,088 million as of March 31, 2018.

Long-term borrowings

	Millions of yen

	March 31
	2017	2018
Debt issued by the Company	¥3,006,669	¥2,869,462
Debt issued by subsidiaries—guaranteed by the Company	1,846,119	2,232,635
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,342,620	2,280,410

Total	¥7,195,408	¥7,382,507

(1)	Includes trading balances of secured borrowings.

Effective weighted-average interest rates of borrowings

	March 31
	2017	2018
Short-term borrowings	1.20%	0.55%
Long-term borrowings	0.90%	1.13%
Fixed-rate obligations	1.03%	1.25%
Floating-rate obligations	1.26%	1.19%
Index / Equity-linked obligations	0.37%	0.79%

Maturities of long-term borrowings

Year ending March 31	Millions of yen
2019	¥655,644
2020	1,063,520
2021	994,263
2022	711,229
2023	670,967
2024 and thereafter	3,259,567

Subtotal	7,355,190

Trading balances of secured borrowings	27,317

Total	¥7,382,507